Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	18,557.46
Total Transaction Valuation	134,376,995.00
Total Offset Amount	0.00
Net Fee	$ 18,557.46
Offering Table N/A
Offset Table N/A	N/A